Share Capital Issuance	12 Months Ended
Dec. 31, 2021
Disclosure Of Classes Of Share Capital [Abstract]
Share Capital Issuance

27. Share capital issuance

On June 25, 2020, the Company issued 5,664,480 preferred F shares at a price per share of $11.53 per share, which resulted in gross proceeds of $65.3 million and, after deduction of transaction costs of $0.7 million, in net proceeds of $64.6 million.

On September 23, 2020, the Company issued 3,652,460 preferred F shares at a price per share of $11.89 per share, which resulted in gross proceeds of $ 43.4 and, after deduction of transaction costs of $0.4 million, in net proceeds of $43.0 million.

Pursuant to the Articles of Association, in the event of certain defined liquidation events, holders of the preferred F shares are entitled to receive the higher of (i) a pro rata share of the liquidation proceeds and (ii) one time the subscription price paid for the preferred F shares.

Pursuant to the Articles of Association, in the event of certain defined liquidation events, and subject to the liquidation preference of the preferred F shares, holders of the preferred E shares are entitled to receive the higher of (i) a pro rata share of the liquidation proceeds and (ii) one time the subscription price paid for the preferred E shares.

Pursuant to the Articles of Association, in the event of certain defined liquidation events, and subject to the liquidation preferences of the preferred F shares and of the preferred E shares, holders of the preferred D shares are entitled to receive the higher of (i) a pro rata share of the liquidation proceeds and (ii) one time the subscription price paid for the preferred D shares.

On June 30, 2021, the Company performed a one-to-twenty share split and converted all preferred shares to ordinary shares. Refer to Note 1 – “Share split - Company information and operations.”

On July 22, as part of the Company IPO, the Company converted all preferred shares to ordinary shares. Refer to Note 1- “Initial public offering – Company information and operations.”

At the next ordinary Annual General Meeting, the Board of Directors will not propose any dividend in respect of the year ended December 31, 2021.